Retirement Plans, Weighted Average Assumptions Used to Determine Benefit Obligation and Benefit Cost (Details) - Defined Benefit Pension Plans [Member]	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
North America [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	2.20%	2.90%
Discount rate for net benefit cost	2.90%	4.00%
Expected return on plan assets for net benefit costs	6.10%	6.10%
UK [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	1.60%	1.80%
Discount rate for net benefit cost	1.80%	2.30%
Expected return on plan assets for net benefit costs	3.80%	4.30%
Mainland Europe [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	0.80%	0.70%
Discount rate for net benefit cost	0.70%	1.00%
Expected return on plan assets for net benefit costs	2.20%	1.70%